Financial result - Additional Information (Detail) € / shares in Units, € in Millions	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EUR (€) € / shares	Oct. 12, 2022 € / shares	Oct. 12, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 $ / shares
Statements [Line Items]
Change in fair value of warrant liabilities		€ 2.1		€ 10.9				€ 11.0
Top of range [member]
Statements [Line Items]
Exercise price of warrants or rights | (per share)			$ 2.51	€ 2.35			$ 4.39	€ 3.88	€ 2.35	$ 2.88
Bottom of range [member]
Statements [Line Items]
Exercise price of warrants or rights | (per share)	$ 2.92	€ 2.64			€ 2.35	$ 2.51	$ 4.39	€ 3.88